MERRILL LYNCH
ASSET GROWTH
FUND, INC.



[FUND LOGO]
STRATEGIC
         Performance



Quarterly Report
November 30, 1997



Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the propectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                             #18241 -- 11/97


[RECYCLE LOGO]
Printed on post-consumer recycled paper



MERRILL LYNCH ASSET GROWTH FUND, INC.

Worldwide
Investments as of
November 30, 1997

Breakdown of
Stocks & Fixed-Income           Percent of
Securities by Country           Net Assets+

United States*                     50.4%
Germany                             6.5
United Kingdom                      6.2
Italy                               4.8
Japan                               4.2
Sweden                              4.1
Finland                             3.2
France                              2.9
Canada                              2.5
Spain                               2.2
Switzerland                         1.7
Denmark                             1.5
South Africa                        1.4
Mexico                              1.3
Australia                           0.8
Indonesia                           0.6
Brazil                              0.6
Philippines                         0.4
Argentina                           0.4
Norway                              0.4
South Korea                         0.0++
                                 ------
Total                              96.1%
                                 ======

 + Total may not equal 100%.
++ Amount is less than 0.1%.
 * Includes investments in short-term investments.


Ten Largest Industries           Percent of
(Equity Investments)             Net Assets

Pharmaceuticals                     3.8%
Banking                             2.9
Chemicals                           2.3
Diversified                         2.3
Insurance                           2.3
Automobile Parts                    2.1
Electronics                         2.0
Computer Services & Software        2.0
Machinery                           1.9
Retail Stores                       1.9


                                  Country          Percent
Ten Largest Holdings                of             of Net
(Equity Investments)              Origin           Assets

Finnlines OY                      Finland            1.0%
LucasVarity PLC                   UK                 0.9
Henkel KGaA
   (Preferred)                    Germany            0.9
Mannesmann AG                     Germany            0.9
Scor S.A.                         France             0.9
Rio Tinto PLC                     UK                 0.9
Roche Holding AG                  Switzerland        0.9
Siemens AG                        Germany            0.8
Novartis AG (ADR)                 Switzerland        0.8
Bridgestone
   Corporation                    Japan              0.8



             Merrill Lynch Asset Growth Fund, Inc., November 30, 1997

DEAR SHAREHOLDER

Volatility highlighted stock and bond markets worldwide during the quarter ended November 30, 1997. The difficulties began in Southeast Asia. Following currency devaluations in several Southeast Asian countries this summer, the Hong Kong dollar -- the value of which is pegged to the US dollar -- came under speculative attack in foreign currency markets. Monetary authorities in Hong Kong raised interest rates to support the currency, and the Hong Kong stock market declined sharply. This event raised investor concerns worldwide regarding the viability of continued global economic growth.

At first, US stock market investors focused on the challenges that would face US multinational corporations in the wake of the poorer Asian economic prospects. The sell-off then broadened to other stocks as well. Although the decline proved to be short-lived, investor confidence was not definitively restored, and stock market volatility continued. Although the US bond market benefited during periods when investors anticipated slower economic growth, the release of stronger-than-expected economic statistics led to periods of declining bond prices.

As 1997 draws to a close, investors are likely to continue to focus on the prospects for the US economy. Although the Federal Reserve Board did not tighten monetary policy at its November 12 meeting, it remains to be seen whether US economic growth remains moderate enough and inflationary pressures sufficiently contained to preclude an increase in short-term interest rates in the near term.

Portfolio Matters
As of November 30, 1997, the Fund's asset allocation was: foreign stocks, 31% of net assets; US stocks, 24%; foreign bonds, 15%; US bonds, 14%; and cash reserves, 16%.

During the three months ended November 30, 1997, we became more cautious toward foreign stocks. Our concerns over the widening economic problems in Asia, including South Korea, Japan and Southeast Asia, led us to reduce our allocation to foreign equities from 52% of net assets as of August 31, 1997 to 31% of net assets as of November 30, 1997. In our opinion, the potential for the problems in Asia to have a greater-than-expected impact on economies outside the region, and in particular the United States, justifies our temporarily holding the total equity weighting in the Fund to less than 65% of net assets.

In reducing our foreign equity representation, we lowered our relative position in Japan from an already underweighted posture as compared to the benchmark unmanaged Morgan Stanley Europe, Australia, Far East Index. In addition to reducing individual commitments, we liquidated positions in Canon, Inc., Autobacs Seven Co., Ltd., Mitsubishi Heavy Industries, Ltd., Mitsubishi Electric Co. and Toray Industries, Inc. We are concerned that the uncertainties surrounding the Japanese financial structure and economy will limit the recovery potential in the Japanese stock market over coming months.

The reduction of European equity representation was more limited in scope, given a relatively favorable economic background for European economies. Similarly, we maintained a significant representation in Latin America, where prospects appear more favorable than was the case for the emerging Asian markets. As for Asia, we lowered our already limited representation through the sale of HSBC Holdings PLC.

The reduction of equity representation was concentrated in international markets, while the weighting of US equities was unchanged during the three months ended November 30, 1997. Consistent with our expectation of further US interest rate declines, financial services equities continued to account for the largest concentration of assets in the US stock market. We maintained significant representation in the areas of healthcare, technology and energy. Overall, we are increasing emphasis on the shares of companies which, in our view, have limited potential for earnings disappointments resulting from the problems afflicting the Asian economies.

The assets resulting from the reduction of foreign equity representation were directed to foreign and US bonds, as well as cash reserves. In the foreign bond sector, we added to commitments in German, Italian and Swedish bonds, and we initiated a position in French obligations. The bulk of our foreign bond weighting remains concentrated in Europe, including markets previously mentioned, as well as Denmark and Spain. During October, we became less confident that US dollar strength would continue against the European currencies. Given this changed assessment, we lifted the hedges against commitments in European stocks and bonds. On the other hand, the Fund's residual commitment to Japanese equities remains hedged back to the US dollar, since we expect yen weakness to continue in coming months.

In the US bond sector, we maintained the Fund's average duration at
5.6 years as of November 30, 1997. Our optimistic stance toward US bonds reflected indications that inflationary pressures in the US economy were exceptionally subdued. The problems in Asian economies and a resultant slowdown in the US economy seemed likely to accentuate the trend toward lower inflation. At the same time the rapid shrinkage, if not outright elimination, of the Federal budget deficit was expected to continue to reduce the supply of newly issued US Government securities relative to demand.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Growth Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming semi-annual report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/THOMAS R. ROBINSON
Thomas R. Robinson
Senior Vice President and
Portfolio Manager

December 31, 1997



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return

                         % Return Without          % Return With
                           Sales Charge            Sales Charge**
Class A Shares*
Year Ended 9/30/97           +22.51%                  +16.08%
Inception (9/02/94)
through 9/30/97              + 9.63                   + 7.72

 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.


                            % Return                  % Return
                          Without CDSC              With CDSC**
Class B Shares*
Year Ended 9/30/97           +21.19%                  +17.19%
Inception (9/02/94)
through 9/30/97              + 8.49                   + 8.22

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                            % Return                  % Return
                          Without CDSC              With CDSC**
Class C Shares*
Year Ended 9/30/97           +21.20                   +20.20%
Inception (10/21/94)
through 9/30/97              + 9.47                   + 9.47

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                        % Return Without           % Return With
                          Sales Charge             Sales Charge**
Class D Shares*
Year Ended 9/30/97           +22.10%                  +15.69%
Inception (10/21/94)
through 9/30/97              +10.33                   + 8.33

 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.





Recent
Performance
Results*

                                                                                               12 Month          3 Month
                                         11/30/97           8/31/97          11/30/96          % Change          % Change
Class A Shares                            $11.81            $12.28            $11.26             +4.88%            -3.83%
Class B Shares                             11.70             12.20             11.19             +4.56             -4.10
Class C Shares                             11.64             12.13             11.14             +4.49             -4.04
Class D Shares                             11.81             12.28             11.23             +5.16             -3.83
Class A Shares - Total Return                                                                    +6.47(1)          -3.83
Class B Shares - Total Return                                                                    +5.33(2)          -4.10
Class C Shares - Total Return                                                                    +5.36(3)          -4.04
Class D Shares - Total Return                                                                    +6.20(4)          -3.83

 *  Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.163 per share ordinary income dividends.
(2) Percent change includes reinvestment of $0.080 per share ordinary income dividends.
(3) Percent change includes reinvestment of $0.090 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.106 per share ordinary income dividends.






Performance Summary -- Class A Shares

                                   Net Asset Value               Capital Gains          Dividends
Period Covered             Beginning             Ending           Distributed             Paid*           % Change**
9/02/94 -- 12/31/94         $10.00               $9.33                --                 $0.038            - 6.31%
1995                          9.33                9.80                --                  0.226            + 7.49
1996                          9.80               10.97                --                  0.163            +13.63
1/1/97 --11/30/97            10.97               11.81                --                   --              + 7.66
                                                                                   Total $0.427
                                                                  Cumulative total return as of 11/30/97:  +23.19%**

 * Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.






Performance Summary -- Class B Shares

                                   Net Asset Value               Capital Gains          Dividends
Period Covered             Beginning             Ending           Distributed             Paid*           % Change**
9/02/94 -- 12/31/94         $10.00               $9.33                --                 $0.009            - 6.61%
1995                          9.33                9.83                --                  0.096            + 6.40
1996                          9.83               10.97                --                  0.080            +12.42
1/1/97 -- 11/30/97           10.97               11.70                --                   --              + 6.65
                                                                                   Total $0.185
                                                                  Cumulative total return as of 11/30/97:  +19.14%**

 * Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.






Performance Summary -- Class C Shares

                                   Net Asset Value               Capital Gains          Dividends
Period Covered             Beginning             Ending           Distributed             Paid*           % Change**
10/21/94 -- 12/31/94        $9.85                $9.32               --                  $0.023            - 5.14%
1995                         9.32                 9.79               --                   0.120            + 6.34
1996                         9.79                10.92               --                   0.090            +12.48
1/1/97 -- 11/30/97          10.92                11.64               --                    --              + 6.59
                                                                                   Total $0.233
                                                                  Cumulative total return as of 11/30/97:  +20.94%**

 * Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.






Performance Summary -- Class D Shares

                                   Net Asset Value               Capital Gains          Dividends
Period Covered             Beginning             Ending           Distributed             Paid*           % Change**
10/21/94 -- 12/31/94        $9.86                $9.33               --                  $0.036            - 5.01%
1995                         9.33                 9.80               --                   0.207            + 7.28
1996                         9.80                11.00               --                   0.106            +13.35
1/1/97 -- 11/30/97          11.00                11.81               --                    --              + 7.36
                                                                                   Total $0.349
                                                                  Cumulative total return as of 11/30/97:  +24.00%**

 * Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.





                                                                         Merrill Lynch Asset Growth Fund, Inc., November 30, 1997

SCHEDULE OF INVESTMENTS                                                                                            (in US dollars)

                                     Shares                                                                             Percent of
Country            Industries         Held                    Common Stocks                         Cost       Value    Net Assets

Argentina          Petroleum          1,200     Yacimientos Petroliferos Fiscales S.A. (ADR)(a)    $32,247     $40,275     0.4%
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Argentina                    32,247      40,275     0.4
                                                                                                 =========   =========   =====

Australia          Diversified        9,000     Broken Hill Proprietary Co., Ltd.                  118,416      82,723     0.8
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Australia                   118,416      82,723     0.8
                                                                                                 =========   =========   =====

Brazil             Banking              900     Uniao de Bancos Brasileiros S.A. (GDR)(b)           30,375      25,875     0.2
                   Telecommunications   400     Telecomunicacoes Brasileiras S.A. - Telebras
                                                (ADR)(a)                                            29,774      41,750     0.4
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Brazil                       60,149      67,625     0.6
                                                                                                 =========   =========   =====

Canada             Automobile Parts   1,300     Magna International, Inc.                           66,479      82,063     0.8
                   Entertainment      2,800     Imax Corporation                                    45,392      68,950     0.6
                   Oil & Gas
                   Producers          5,600     Gulf Canada Resources Ltd.                          52,008      39,200     0.4
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Canada                      163,879     190,213     1.8
                                                                                                 =========   =========   =====

Finland            Diversified        3,900     Amer Group Ltd.                                     69,341      84,409     0.8
                   Paper & Forest
                   Products           4,000     UPM - Kymmene OY                                    85,779      85,972     0.8
                   Pharmaceuticals    1,800     Orion - yhtymae OY (Class B)                        68,840      69,266     0.6
                   Transportation     2,600     Finnlines OY                                        48,128     103,467     1.0
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Finland                     272,088     343,114     3.2
                                                                                                 =========   =========   =====

France             Reinsurance        2,100     Scor S.A.                                           80,359      90,333     0.9
                   Semiconductor
                   Capital              800     SGS - Thomson Microelectronics N.V.
                   Equipment                    (NY Registered Shares)                              44,695      56,150     0.5
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in France                      125,054     146,483     1.4
                                                                                                 =========   =========   =====

Germany            Banking              900     Bayerische Vereinsbank AG                           54,210      53,450     0.5

                   Chemicals            200     Henkel KGaA                                          8,891      11,226     0.1
                                      1,600     Henkel KGaA (Preferred)                             68,038      98,333     0.9
                                                                                                 ---------   ---------   -----
                                                                                                    76,929     109,559     1.0
                   Electrical
                   Equipment          1,500     Siemens AG                                          68,529      88,063     0.8
                   Machinery &
                   Equipment            200     Mannesmann AG                                       70,345      93,094     0.9
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Germany                     270,013     344,166     3.2
                                                                                                 =========   =========   =====

Indonesia          Telecommunications 3,090     P.T. Indonesian Satellite Corp. (ADR)(a)            97,002      69,139     0.6
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Indonesia                    97,002      69,139     0.6
                                                                                                 =========   =========   =====

Italy              Apparel            2,000     Gucci Group N.V. (NY Registered Shares)            142,007      81,375     0.8
                   Machinery         23,000     Danieli & C. Officine Meccaniche S.p.A.             67,768      81,292     0.7
                   Publishing         7,000     Mondadori (Arnoldo) Editore S.p.A.                  59,094      55,520     0.5
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Italy                       268,869     218,187     2.0
                                                                                                 =========   =========   =====

Japan              Building &
                   Construction      10,000     Maeda Corp.                                        102,085      30,956     0.3
                                      5,000     Matsushita Electric Works, Ltd.                     56,913      40,752     0.4
                                     12,000     Okumura Corp.                                       96,740      39,498     0.4
                                                                                                 ---------   ---------   -----
                                                                                                   255,738     111,206     1.1
                   Consumer --
                   Electronics        3,000     Matsushita Electric Industrial Co., Ltd.            46,795      46,787     0.4

                   Electronics        1,000     Sony Corporation                                    72,316      85,423     0.8
                                        400     Sony Corporation (ADR)(a)                           29,432      33,400     0.3
                                                                                                 ---------   ---------   -----
                                                                                                   101,748     118,823     1.1

                   Insurance          5,000     Tokio Marine & Fire Insurance Co., Ltd.             48,825      47,414     0.5
                   Merchandising      2,000     Amway Japan, Ltd.                                   69,732      31,505     0.3
                   Tires & Rubber     4,000     Bridgestone Corporation                             68,942      86,834     0.8
                   Warehouse &
                   Storage            1,000     Mitsui - Soko Co., Ltd.                              8,374       3,056     0.0
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Japan                       600,154     445,625     4.2
                                                                                                 =========   =========   =====

Mexico             Beverages          1,200     Panamerican Beverages, Inc. (Class A)               34,829      41,100     0.4
                   Financial
                   Services           2,150     Grupo Financiera Bancomer S.A. (Class B) (ADR)
                                                (a)                                                 30,689      25,048     0.2
                   Multi-Industry     3,600     Grupo Carso, S.A. de C.V. (ADR)(a)                  41,850      44,550     0.4
                   Telecommunications   550     Telefonos de Mexico, S.A. de C.V. (ADR)(a)          23,202      27,225     0.3
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Mexico                      130,570     137,923     1.3
                                                                                                 =========   =========   =====

Norway             Cruise Lines      10,000     Color Line ASA                                      37,601      38,940     0.4
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Norway                       37,601      38,940     0.4
                                                                                                 =========   =========   =====

Philippines        Beverages         36,220     San Miguel Corp. (Class B)                         107,774      45,471     0.4
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in the Philippines             107,774      45,471     0.4
                                                                                                 =========   =========   =====

South Africa       Diversified        7,400     Sasol Ltd.                                          86,342      74,610     0.7
                   Mining             3,800     De Beers Consolidated Mines Ltd. (ADR)(a)          129,201      79,088     0.7
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in South Africa                215,543     153,698     1.4
                                                                                                 =========   =========   =====

South Korea        Engineering &
                   Construction       2,753     Hyundai Engineering & Construction Co., Ltd.
                                                (GDR)(b)                                            35,336       3,441     0.0
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in South Korea                  35,336       3,441     0.0
                                                                                                 =========   =========   =====

Spain              Petroleum          2,000     Repsol, S.A. (ADR)(a)                               71,308      86,250     0.8
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Spain                        71,308      86,250     0.8
                                                                                                 =========   =========   =====

Sweden             Banking            3,200     Sparbanken Sverige AB (Class A)                     40,252      81,443     0.7
                   Chemicals          3,000     Perstorp AB (Class B)                               56,249      53,234     0.5
                   Investment
                   Management         3,900     Bure Investment AB                                  32,910      51,019     0.5
                   Laser Components   1,600     Spectra-Physics AB (Class A)                        48,844      40,722     0.4
                   Real Estate
                   Investment Trusts  2,600     Castellum AB                                        17,442      24,415     0.2
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Sweden                      195,697     250,833     2.3
                                                                                                 =========   =========   =====

Switzerland        Pharmaceuticals    1,100     Novartis AG (ADR)(a)                                47,575      88,000     0.8
                                         10     Roche Holding AG                                    83,503      89,531     0.9
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in Switzerland                 131,078     177,531     1.7
                                                                                                 =========   =========   =====

United Kingdom     Automobile Parts  31,100     LucasVarity PLC                                    100,264      99,519     0.9
                   Beverages          9,500     Grand Metropolitan PLC                              64,774      86,239     0.8
                   Chemicals          5,800     Imperial Chemical Industries PLC (Ordinary)         70,683      85,571     0.8
                   Mining             7,500     Rio Tinto PLC                                      114,244      90,315     0.9
                   Retail Stores      5,900     Dixons Group PLC                                    62,128      66,924     0.6
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in the United Kingdom          412,093     428,568     4.0
                                                                                                 =========   =========   =====

United States      Aerospace &        1,275     AlliedSignal, Inc.                                  48,185      47,334     0.4
                   Defense            1,000     GenCorp, Inc.                                       29,255      25,063     0.2
                                        640     United Technologies Corp.                           32,611      47,960     0.5
                                                                                                 ---------   ---------   -----
                                                                                                   110,051     120,357     1.1

                   Airlines           1,200     US Airways Group Inc.                               44,104      66,150     0.6
                   Appliances         1,100     Sunbeam Corp.                                       43,001      48,469     0.5
                   Automobile Parts   1,050     Federal - Mogul Corp.                               39,921      43,181     0.4


                   Automobile Rental  1,300     Avis Rent A Car, Inc.                               28,429      43,631     0.4
                   & Leasing          1,025     Hertz Corp. (Class A)                               30,890      40,423     0.4
                                                                                                 ---------   ---------   -----
                                                                                                    59,319      84,054     0.8

                   Banking            1,000     Bank of New York Company, Inc. (The)                21,405      53,750     0.5
                                        600     BankAmerica Corp.                                   30,788      43,800     0.4
                                      1,200     First Union Corp.                                   59,009      58,500     0.6
                                                                                                 ---------   ---------   -----
                                                                                                   111,202     156,050     1.5

                   Broadcasting --    2,863     Tele-Communications, Inc. (Class A)                 50,198      65,491     0.6
                   Cable              1,637     Tele-Communications TCI Ventures Group (Class A)    28,704      37,037     0.4
                                                                                                 ---------   ---------   -----
                                                                                                    78,902     102,528     1.0

                   Computer             280     Cisco Systems, Inc.                                 23,938      24,133     0.2
                   Services &         1,050     Computer Associates International, Inc.             28,883      54,666     0.5
                   Software             500     International Business Machines Corp.               27,474      54,781     0.5
                                        260     Microsoft Corp.                                     32,446      36,774     0.4
                                      1,348     Oracle Corp.                                        33,595      44,821     0.4
                                                                                                 ---------   ---------   -----
                                                                                                   146,336     215,175     2.0

                   Computers            400     COMPAQ Computer Corp.                               11,985      24,975     0.2
                                      1,240     Quantum Corp.                                       35,227      32,783     0.3
                                                                                                 ---------   ---------   -----
                                                                                                    47,212      57,758     0.5

                   Consumer Products  1,000     Black & Decker Corporation                          33,358      36,750     0.4
                                      1,815     Dial Corp.                                          35,040      35,166     0.3
                                                                                                 ---------   ---------   -----
                                                                                                    68,398      71,916     0.7

                   Containers         1,600     Owens-Illinois, Inc.                                46,170      54,200     0.5
                   Cruise Lines         500     Royal Caribbean Cruises Ltd.                        21,120      24,000     0.2
                   Dental Supplies
                   & Equipment        1,200     DENTSPLY International Inc.                         30,168      32,400     0.3

                   Electronics          640     General Electric Company                            45,058      47,200     0.4
                                      1,500     National Semiconductor Corp.                        60,680      49,688     0.5
                                                                                                 ---------   ---------   -----
                                                                                                   105,738      96,888     0.9

                   Financial Services   380     American Express Company                            18,458      29,973     0.3
                                        820     MGIC Investment Corp.                               32,022      47,919     0.4
                                                                                                 ---------   ---------   -----
                                                                                                    50,480      77,892     0.7

                   Insurance            400     Hartford Life, Inc. (Class A)                       12,984      15,350     0.1
                                      1,800     Provident Companies, Inc.                           59,821      59,063     0.6
                                      1,095     Travelers Group Inc.                                39,718      55,298     0.5
                                        450     Travelers Property Casualty Corp. (Class A)         17,942      17,887     0.2
                                        900     UNUM Corporation                                    28,563      42,694     0.4
                                                                                                 ---------   ---------   -----
                                                                                                   159,028     190,292     1.8

                   Leisure/Tourism    1,400     Brunswick Corporation                               35,048      46,812     0.4

                   Machinery            700     Harnischfeger Industries, Inc.                      30,309      26,731     0.3
                                      1,325     Ingersoll-Rand Company                              39,821      54,159     0.5
                                        600     SPX Corp.                                           33,940      41,025     0.4
                                                                                                 ---------   ---------   -----
                                                                                                   104,070     121,915     1.2

                   Medical Services     964     HEALTHSOUTH Corp.                                   26,033      25,305     0.2

                   Natural Gas        1,100     El Paso Natural Gas Co.                             56,692      67,512     0.7
                                        600     Enron Corp.                                         23,590      23,250     0.2
                                                                                                 ---------   ---------   -----
                                                                                                    80,282      90,762     0.9

                   Office Equipment     640     Danka Business Systems PLC (ADR)(a)(c)              31,542      23,360     0.2

                   Oil Services         500     Dresser Industries, Inc.                             9,682      18,687     0.2
                                        400     Schlumberger Ltd.                                   12,862      32,925     0.3
                                        650     Smith International, Inc.                           29,748      41,600     0.4
                                                                                                 ---------   ---------   -----
                                                                                                    52,292      93,212     0.9

                   Petroleum          1,140     Unocal Corp.                                        39,218      45,386     0.4

                   Pharmaceuticals      500     Bristol-Myers Squibb Co.                            47,550      46,812     0.4
                                        385     Lilly (Eli) and Co.                                 23,950      24,279     0.2
                                        650     Pfizer Inc.                                         47,538      47,287     0.5
                                        325     Warner-Lambert Co.                                  46,495      45,459     0.4
                                                                                                 ---------   ---------   -----
                                                                                                   165,533     163,837     1.5

                   Railroads            500     Burlington Northern Santa Fe                        41,528      45,750     0.4

                   Real Estate        1,300     Glenborough Realty Trust, Inc.                      32,500      35,100     0.3
                   Investment         1,400     Prentiss Properties Trust                           28,797      36,225     0.4
                   Trusts               600     Starwood Lodging Trust                              27,000      32,175     0.3
                                                                                                 ---------   ---------   -----
                                                                                                    88,297     103,500     1.0

                   Restaurants          700     Tricon Global Restaurants, Inc.                     24,108      23,669     0.2

                   Retail Stores      1,005     Rite Aid Corporation                                35,356      66,079     0.6
                                        550     Safeway, Inc.                                       30,254      33,412     0.3
                                        800     Sears, Roebuck & Co.                                32,132      36,650     0.4
                                                                                                 ---------   ---------   -----
                                                                                                    97,742     136,141     1.3

                   Software --         895     BMC Software, Inc.                                  33,632      58,063     0.5
                   Computer
                   Telecommunications 1,600     WorldCom, Inc.                                      39,831      51,200     0.5
                   Transport Services 1,200     OMI Corp.                                           15,586      12,300     0.1
                   Travel & Lodging     900     Carnival Corporation (Class A)                      25,889      48,656     0.5
                   Utilities --
                   Electric           1,900     Edison International                                35,667      50,944     0.5
                                                                                                 ---------   ---------   -----
                                                Total Common Stocks in the United States         2,097,448   2,582,122    24.2
                                                                                                 =========   =========   =====

                                                Total Investments in Common Stocks               5,442,319   5,852,327    54.7
                                                                                                 =========   =========   =====


                                         Face
                                        Amount               Fixed-Income Securities
Canada             Foreign
                   Government  C$      100,000     Canadian Government Bonds, 7% due 12/01/2006     75,972      77,319     0.7
                   Obligations
                                                                                                 ---------   ---------   -----
                                                   Total Fixed-Income Securities in Canada          75,972      77,319     0.7
                                                                                                 =========   =========   =====

Denmark            Foreign
                   Government  Dkr   1,000,000     Danish Government Bonds, 7% due  11/15/2007     159,760     160,810     1.5
                   Obligations
                                                                                                 ---------   ---------   -----
                                                   Total Fixed-Income Securities in Denmark        159,760     160,810     1.5
                                                                                                 =========   =========   =====

France             Foreign
                   Government  Frf     920,000     French Government Bonds, 5.50% due 10/25/2007   151,478     156,412     1.5
                   Obligations
                                                                                                 ---------   ---------   -----
                                                   Total Fixed-Income Securities in France         151,478     156,412     1.5
                                                                                                 =========   =========   =====

Germany            Foreign
                   Government                      Bundesrepublik Deutschland:
                   Obligations  DM     225,000       6.50% due 10/14/2005                          142,066     136,559     1.3
                                       165,000       6% due 7/04/2007                               96,503      96,972     0.9
                                       130,000       6% due 6/20/2016                               72,326      75,075     0.7
                                        75,000     Treuhandanstalt, 6.875% due 6/11/2003            49,877      45,975     0.4
                                                                                                 ---------   ---------   -----
                                                   Total Fixed-Income Securities in Germany        360,772     354,581     3.3
                                                                                                 =========   =========   =====

Italy              Foreign
                   Government  Lit 450,000,000     Buoni Poliennali del Tesoro, 8.50% due
                   Obligations                     8/01/2004                                       292,885     299,184     2.8
                                                                                                 ---------   ---------   -----
                                                   Total Fixed-Income Securities in Italy          292,885     299,184     2.8
                                                                                                 =========   =========   =====

Spain              Foreign
                   Government  Pta  20,000,000     Spanish Government Bonds, 7.90% due 2/28/2002   162,076     147,601     1.4
                   Obligations
                                                                                                 ---------   ---------   -----
                                                   Total Fixed-Income Securities in Spain          162,076     147,601     1.4
                                                                                                 =========   =========   =====

Sweden             Foreign
                   Government  Skr   1,300,000     Government of Sweden, 8% due 8/15/2007          185,475     189,643     1.8
                   Obligations
                                                                                                 ---------   ---------   -----
                                                   Total Fixed-Income Securities in Sweden         185,475     189,643     1.8
                                                                                                 =========   =========   =====

United Kingdom     Foreign
                   Government  [POUND] 135,000     UK Treasury Gilt, 7.25% due 12/07/2007          223,453     239,872     2.2
                   Obligations
                                                                                                 ---------   ---------   -----
                                                   Total Fixed-Income Securities in the
                                                   United Kingdom                                  223,453     239,872     2.2
                                                                                                 =========   =========   =====

United States      US
                   Government  US$     570,000     US Treasury Bonds, 6.625% due 2/15/2027         577,042     610,345     5.7
                   Agency Obligations              US Treasury Notes:
                                       500,000       6% due 8/15/1999                              501,367     501,560     4.7
                                       110,000       6.50% due 5/31/2002                           110,739     112,681     1.1
                                       125,000       6.25% due 2/15/2007                           124,910     127,989     1.2
                                        95,000       6.625% due 5/15/2007                           96,174      99,913     0.9
                                                                                                 ---------   ---------   -----
                                                   Total Fixed-Income Securities in the
                                                   United States                                 1,410,232   1,452,488    13.6
                                                                                                 =========   =========   =====

                                                   Total Investments in Fixed-Income Securities  3,022,103   3,077,910    28.8
                                                                                                 =========   =========   =====


                                                             Short-Term Securities

United States      Commercial Paper*   443,000     General Motors Acceptance Corp., 5.75% due
                                                   12/01/1997                                      442,858     442,858     4.2
                   US Government       900,000     Federal National Mortgage Association,
                   Agency Obligations*             5.52% due 12/03/1997                            899,448     899,448     8.4
                                                                                                ----------   ---------   -----
                                                   Total Investments in Short-Term Securities    1,342,306   1,342,306    12.6
                                                                                                ==========   =========   =====

                   Total Investments                                                            $9,806,728  10,272,543    96.1
                                                                                                ==========

                   Unrealized Depreciation on Forward Foreign Exchange Contracts**                              (7,985)   (0.1)

                   Other Assets Less Liabilities                                                               424,977     4.0
                                                                                                           -----------   -----

                   Net Assets                                                                              $10,689,535   100.0%
                                                                                                           ===========   =====

                   Net Asset Value:  Class A -- Based on net assets of $1,771,629 and 150,022
                                                shares outstanding                                              $11.81
                                                                                                           ===========
                                     Class B -- Based on net assets of $8,065,607 and 689,278
                                                shares outstanding                                              $11.70
                                                                                                           ===========
                                     Class C -- Based on net assets of $522,196 and 44,868
                                                shares outstanding                                              $11.64
                                                                                                           ===========
                                     Class D -- Based on net assets of $330,103 and 27,956
                                                shares outstanding                                              $11.81
                                                                                                           ===========

                   (a) American Depositary Receipts (ADR).
                   (b) Global Depositary Receipts (GDR).
                   (c) Consistent with the general policy of the Securities and Exchange
                       Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, in which at least 50% of the assets of the issuer are situated.
                     * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
                    ** Forward foreign exchange contracts as of November 30, 1997 were as follows:


                                                                     Unrealized
                                              Expiration            Appreciation
                   Foreign Currency Sold         Date              (Depreciation)
                 A$        115,000           December 1997             $1,664
                 [POUND]   250,000           January 1998             (16,357)
                 (yen)  51,300,000           December 1997              6,708

                 Total Unrealized Depreciation -- Net on Forward
                 Foreign Exchange Contracts (US$Commitment --
                 $893,883)                                            $(7,985)
                                                                     ========






EQUITY PORTFOLIO CHANGES

              For the Quarter Ended November 30, 1997
Additions     Avis Rent A Car, Inc.                 Glenborough Realty Trust, Inc.         Pfizer Inc.
              Bayerische Vereinsbank AG             Gulf Canada Resources Ltd.             Royal Caribbean Cruises Ltd.
              Bristol-Myers Squibb Co.            * Gulf Indonesia Resources Ltd.          Spectra-Physics AB (Class A)
              Cisco Systems, Inc.                   Harnischfeger Industries, Inc.         Tele-Communications TCI Ventures
              Dial Corp.                            Lilly (Eli) and Co.                      Group (Class A)
              First Union Corp.                     National Semiconductor Corp.           Tricon Global Restaurants, Inc.
              General Electric Company              OMI Corp.                              Warner-Lambert Co.

Deletions     ABB AG                                Companhia Cervejaria Brahma            Oxford Health Plans, Inc.
              ABN AMRO Holding N.V.                   S.A. PN (Preferred)                  Pennzoil Company
              Airtouch Communications, Inc.         du Pont (E.I.) de Nemours & Co.        Philip Morris Companies, Inc.
              Allstate Corp.                      * Gulf Indonesia Resources Ltd.          Potash Corp. of Saskatchewan, Inc.
              American Home Products Corporation    HSBC Holdings PLC                      Rohm Co., Ltd.
              American Standard Companies, Inc.     Horizon/CMS Healthcare Corp.           TCI Pacific Communications
              Autobacs Seven Co., Ltd.              Intel Corp.                             (Convertible Preferred)
              Avon Products, Inc.                   Merck & Co., Inc.                      Toray Industries, Inc.
              Banc One Corp.                        Mitsubishi Electric Co.                Usinor-Sacilor S.A.
              Boots Company PLC                     Mitsubishi Heavy Industries, Ltd.      Vodafone Group PLC
              Canon, Inc.                           Nationwide Financial Services, Inc.

              * Added and deleted in the same quarter.




OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Thomas R. Robinson, Senior Vice President and
     Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863